Note 26 - Common Stock -Other Capital Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Nov. 14, 2017 USD ($)	May 24, 2017 EUR (€)	Apr. 30, 2016 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)	Apr. 01, 2013 USD ($)
Other Capital Instruments Line Items
Amount Issued		$ 1,000	€ 500	$ 1,000	$ 1,500	$ 1,500	$ 1,500
Amount Autorised To Issue	BBVA’s AGM held on March 17, 2017 resolved, under agenda item four, to confer authority on the Board of Directors to increase Bank’s share capital, on one or several occasions, subject to provisions in the law and in the Company Bylaws that may be applicable at any time, within the legal term of five years of the approval date of the authorization, up to the maximum amount corresponding to 50% of Bank’s share capital at the time on which the resolution was adopted, likewise conferring authority to the Board of Directors to totally or partially exclude shareholders’ pre-emptive subscription rights over any specific issue that may be made under such authority; although the power to exclude pre-emptive subscription rights was limited, such that the nominal amount of the capital increases resolved or effectively carried out with the exclusion of pre-emptive subscription rights in use of the referred authority and those that may be resolved or carried out to cover the conversion of mandatory convertible issues that may equally be made with the exclusion of pre-emptive subscription rights in use of the authority to issue convertible securities conferred by the AGM held on March 17, 2017, under agenda item five (without prejudice to the anti-dilution adjustments) shall not exceed the nominal maximum overall amount of 20% of the share capital of BBVA at the time of the authorization.
Percentage of maximun from now to five years	The AGM held on March 17, 2017, resolved, under agenda item five, to confer authority to the Board of Directors to issue securities convertible into newly issued BBVA shares, on one or several occasions, within the maximum term of five years to be counted from the approval date of the authorization, up to a maximum overall amount of €8 billion or its equivalent in any other currency